RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 6. RELATED PARTY TRANSACTIONS

The Company currently utilizes office space on a rent-free basis from a director and shareholder, and shall do so until substantial revenue-producing operations commence. Management deemed the rent-free space to be of no nominal value.

As of September 30, 2016 and December 31, 2015, total notes payable to the related parties and accrued interests amounted to $0 and $0 in the aggregate.

As of December 31, 2015 outstanding balance of $302,816 was released by the related parties. As of September 30, 2016 and December 31, 2015 the loans from the shareholders were $0 and $66,758 which carried with no interest, had no collateral and repayable on demand.

The Company currently utilizes office space on a rent-free basis from a director and shareholder, and shall do so until substantial revenue-producing operations commence. Management deemed the rent-free space to be of no nominal value.

A related party had loaned $13,387 to the Company as of December 31, 2004, which is convertible to common stock at a rate of $0.10 per share.  The effect of conversion on the loss per share calculation would be anti-dilutive, as the Company incurred losses in each of the periods presented in the financial statements.

A related party loaned $23,800 to the Company during 2005, which is convertible to common stock at a rate of $0.10 per share.  The effect of conversion on the loss per share calculation would be anti-dilutive, as the Company incurred losses in each of the periods presented in the financial statements.

A related party loaned $17,100 to the Company during 2007, which is convertible to common stock at a rate of $0.10 per share.  The effect of conversion on the loss per share calculation would be anti-dilutive, as the Company incurred losses in each of the periods presented in the financial statements.

As of December 31, 2014, the outstanding note payable to a director of $8,700 that available to the Company during 2008 and 2007, respectively, are demand notes and carry an interest rate of 24% per annum.

As of December 31, 2014, the outstanding note payable to a director and other related parties of $8,917 that available to the Company during 2009 are demand notes and carry an interest rate of 9% -18% per annum.

As of December 31, 2014, the outstanding note payable to a director of $5,000 that available to the Company during 2010 are demand notes and carry an interest rate of 9% - 10% per annum.

As of December 31, 2014, the outstanding note payable to a director and other related parties loaned $15,850 that available to the Company during 2011 are demand notes and carry an interest rate of 9% per annum.

As of December 31, 2014, the outstanding note payable to a director of $14,500 that available to the Company during 2012 are demand notes and carry an interest rate of 9% per annum.

As of December 31, 2014, the outstanding note payable to a director of $17,950 that available to the Company during 2013 are demand notes and carry an interest rate of 9% per annum.

During 2014, a director loaned $42,425 to the Company.  These loans are demand notes and carry an interest rate of 9% per annum.

The Company recorded an interest expense of $0 and $14,989 on the related party notes listed above for the years ended December 31, 2015 and 2014.  As of December 31, 2015 and 2014, the Company owed $0 and $89,506 in accrued interest on these notes, respectively.

As of December 31, 2015 and 2014, total notes payable to the related parties and accrued interests amounted to $0 and $205,348 in the aggregate.

As of December 31, 2015 outstanding balance of $302,816 was released by the related parties and the loans from the shareholders $66,758 carries with no interest, has no collateral and repayable on demand.